Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 40 .2%
Acacia LLC, 5.2400%, 11/15/37 (144A) $ 1,942,130 $ 1,944,656
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 1,673,278 1,749,375
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 506,837 510,840
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 24,694 24,874
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 700,558
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 500,000 500,347
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 986,286 987,739
Affirm Asset Securitization Trust, 5.2300%, 10/15/30 (144A) 4,000,000 4,007,943
Affirm Master Trust, 5.6000%, 7/15/33 (144A) 7,500,000 7,556,897
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 900,000 908,363
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 509,247
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 355,831 361,414
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 453,288 465,630
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 277,244 288,495
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 1,112,403 1,117,834
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,056,783 1,070,687
Ally Bank Auto Credit-Linked Notes, 6.0660%, 6/15/33 (144A) 1,356,312 1,353,829
Ally Bank Auto Credit-Linked Notes, 6.9420%, 6/15/33 (144A) 598,373 599,490
Ally Bank Auto Credit-Linked Notes, 6.1640%, 9/15/33 (144A) 4,438,655 4,435,846
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 1,648,268 1,650,567
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 384,316
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 511,386
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 3,129,000 3,178,634
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,526,367
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 205,902
Avis Budget Rental Car Funding AESOP LLC, 3.7100%, 8/20/27 (144A) 5,000,000 4,972,099
Avtech Equipment Receivables Funding LLC, 4.5500%, 2/15/33 (144A) 5,000,000 4,999,577
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 5.7473%,
12/26/31 (144A)
‡
785,726 789,971
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.2973%,
12/26/31 (144A)
‡
555,676 564,103
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.4973%,
6/25/47 (144A)
‡
748,701 748,299
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 6.4473%,
6/25/47 (144A)
‡
727,309 743,081
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.4973%,
7/27/48 (144A)
‡
3,293,267 3,293,255
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 513,170
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 149,651 152,533
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 309,789 318,453
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 203,659
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 536,102
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,500,895
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 511,014
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,269,000 1,308,407
Carmax Auto Owner Trust, 5.1100%, 5/17/32 1,750,000 1,758,239
CarMax Auto Owner Trust, 6.0000%, 7/15/30 1,620,000 1,655,039
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 3,555,182 3,473,374
Carvana Auto Receivables Trust, 4.9900%, 1/12/32 1,000,000 998,848
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,574,021 1,323,740
Chase Auto Credit Linked Notes, 6.0240%, 2/25/33 (144A) 4,559,056 4,546,086
Chase Auto Credit Linked Notes, 6.9960%, 2/25/33 (144A) 2,013,717 2,038,412
Chase Auto Owner Trust, 5.2400%, 11/26/32 (144A) 3,600,000 3,627,209
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 2,737,500 3,107,844

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) $ 103,500 $ 101,177
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 102,245
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 159,747
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 73,212
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 98,238 93,787
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 184,707 144,584
Compass Datacenters Issuer II LLC, 5.2500%, 2/25/49 (144A) 300,000 301,395
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 1,010,010
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 3,250,000 3,225,602
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 4,500,000 4,530,242
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 5,000,000 4,971,527
COOPR Residential Mortgage Trust, 5.6540%, 5/25/60 (144A)
Ç
3,690,477 3,737,150
COOPR Residential Mortgage Trust, 5.5020%, 6/25/60 (144A)
Ç
1,244,057 1,256,045
COOPR Residential Mortgage Trust, 4.8400%, 9/25/60 (144A)
Ç
1,488,960 1,488,889
COOPR Residential Mortgage Trust, 5.3580%, 1/1/61 (144A)
Ç
4,948,000 4,964,951
COOPR Residential Mortgage Trust, 5.7070%, 1/1/61 (144A)
‡
1,700,000 1,708,052
Corporate One Auto Receivables Trust, 4.8400%, 4/15/31 (144A) 1,820,000 1,817,518
Corporate One Auto Receivables Trust, 5.4800%, 7/15/34 (144A) 2,000,000 1,997,271
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 60,679 61,105
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 249,896
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 254,386
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 1,014,000
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 727,273 735,202
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 727,273 757,924
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 723,879
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 796,800 783,121
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 317,550
Drive Auto Receivables Trust, 5.4100%, 9/15/32 4,077,000 4,128,392
EFMT, 5.8770%, 1/25/60 (144A)
Ç
2,122,874 2,151,089
Ellington Financial Mortgage Trust, 5.1160%, 12/25/60 (144A)
Ç
546,000 546,363
Ellington Financial Mortgage Trust, 5.3160%, 12/25/60 (144A)
Ç
777,000 779,353
Ellington Financial Mortgage Trust, 5.4660%, 12/25/60 (144A)
Ç
852,000 854,576
Ellington Financial Mortgage Trust, 5.6160%, 12/25/60 (144A)
‡
234,000 233,904
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 508,754
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 778,800
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 2,700,000 2,849,006
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 2,200,000 2,214,758
Exeter Select Automobile Receivables Trust, 5.5400%, 5/17/32 1,800,000 1,818,356
ExteNet Issuer LLC, 8.2720%, 7/25/54 (144A) 2,500,000 2,562,922
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,552,539
FHF Issuer Trust, 5.7500%, 5/15/30 (144A) 4,891,000 4,947,104
FHF Issuer Trust, 5.8900%, 6/15/30 (144A) 905,879 911,607
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,218,315
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,003,071
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 2,854,000 2,841,527
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 2,373,000 2,395,744
FHF Trust, 6.5700%, 6/15/28 (144A) 314,112 315,676
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
940,946 964,866
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
2,529,553 2,577,647
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
197,273 198,340
FIGRE Trust, 5.3010%, 9/25/54 (144A)
‡
706,896 709,910
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
10,236,485 10,395,514
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
1,703,384 1,726,637
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
1,703,384 1,719,676

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
FIGRE Trust, 5.7580%, 6/25/55 (144A)
‡
$ 944,922 $ 966,794
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
1,079,658 1,094,900
FIGRE Trust, 5.4670%, 7/25/55 (144A)
Ç
3,934,011 3,955,176
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
1,395,594 1,408,759
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
1,802,912 1,814,330
FIGRE Trust, 5.4850%, 8/25/55 (144A)
‡
4,946,299 4,950,651
FIGRE Trust, 5.1440%, 9/25/55 (144A)
‡
2,411,567 2,410,820
FIGRE Trust, 5.2450%, 9/25/55 (144A)
‡
2,951,185 2,947,795
FIGRE Trust, 5.1170%, 10/25/55 (144A)
‡
2,322,657 2,324,114
FIGRE Trust, 5.2180%, 10/25/55 (144A)
‡
2,229,751 2,224,693
FIGRE Trust, 5.1830%, 1/25/56 (144A)
‡
782,000 783,214
FIGRE Trust, 5.4340%, 1/25/56 (144A)
‡
1,165,000 1,166,801
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
858,977 846,313
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
2,126,788 2,090,152
FinBe USA Trust, 6.6000%, 12/16/30 (144A) 2,250,000 2,252,869
Flagship Credit Auto Trust, 1.2700%, 3/15/27 (144A) 1,174,061 1,167,464
Flagship Credit Auto Trust, 3.0600%, 3/15/28 (144A) 595,276 593,167
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 4,333,000 4,356,489
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 936,581 996,622
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,155,226 1,218,432
Foundation Finance Trust, 5.0900%, 4/15/52 (144A) 5,000,000 5,000,781
Foundation Finance Trust, 5.7100%, 8/15/52 (144A) 1,275,000 1,277,720
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 426,055
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.2902%, 3/1/28
(144A)
‡
1,724,000 1,724,499
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 7.6902%, 3/1/28
(144A)
‡
500,000 500,174
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 11.3402%, 3/1/28
(144A)
‡
600,000 600,490
Gracie Point International Funding LLC, SOFR30A + 2.7500%, 6.5503%, 8/15/28
(144A)
‡
1,500,000 1,502,246
GS Mortgage Backed Securities Trust, 5.1800%, 9/25/55 (144A)
Ç
1,925,969 1,941,068
GS Mortgage-Backed Securities Trust, 5.4220%, 5/25/56 (144A)
Ç
3,000,000 3,005,168
GS Mortgage-Backed Securities Trust, 5.7710%, 5/25/56 (144A)
‡
3,200,000 3,209,149
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 2,942,167 2,982,871
Hilton Grand Vacations Trust, 5.1200%, 5/25/44 (144A) 2,414,937 2,429,511
Hotwire Funding LLC, 4.4590%, 11/20/51 (144A) 4,500,000 4,447,760
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,555,843
HPEFS Equipment Trust, 4.7700%, 5/20/33 (144A) 6,000,000 5,981,317
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 6.8530%,
5/20/32 (144A)
‡
1,354,737 1,365,265
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 8.9530%,
5/20/32 (144A)
‡
468,947 482,179
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 6.3030%,
10/20/32 (144A)
‡
1,499,312 1,504,722
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 7.7030%,
10/20/32 (144A)
‡
953,626 963,319
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.2500%, 5.9530%,
3/21/33 (144A)
‡
2,344,525 2,342,800
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.5000%, 7.2030%,
3/21/33 (144A)
‡
1,013,282 1,013,273
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.2500%, 6.9530%,
9/20/33 (144A)
‡
512,002 512,381
J.P. Morgan Mortgage Trust, 6.0190%, 6/25/54 (144A)
Ç
3,534,462 3,561,590
J.P. Morgan Mortgage Trust, 5.1820%, 6/25/56 (144A)
Ç
3,000,000 3,003,671

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
J.P. Morgan Mortgage Trust, 5.3320%, 6/25/56 (144A)
Ç
$ 4,882,000 $ 4,887,980
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 4,588,500 4,640,179
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 982,500 982,401
JPMorgan Chase Bank NA, 8.4820%, 12/26/28 (144A) 18,137 18,177
Kinetic ABS Issuer LLC, 5.2190%, 2/25/56 (144A) 2,000,000 2,006,067
Kinetic ABS Issuer LLC, 5.5610%, 2/25/56 (144A) 6,000,000 6,004,822
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 512,856
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,698,885
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 510,030
Lendbuzz Securitization Trust, 4.6800%, 7/15/30 (144A) 1,788,000 1,788,929
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,585,885
Lendbuzz Securitization Trust, 5.1600%, 12/16/30 (144A) 298,000 298,896
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,921,000 2,882,552
Lendbuzz Securitization Trust, 5.7400%, 9/15/31 (144A) 383,000 383,603
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 1,999,878
Libra Solutions LLC, 6.3550%, 8/15/39 (144A) 10,200,000 10,262,536
Libra Solutions LLC, 8.0550%, 8/15/39 (144A) 3,100,000 3,111,568
Lmdv Issuer Co. LLC, 5.9000%, 12/15/55 (144A) 2,652,000 2,685,613
Lmdv Issuer Co. LLC, 7.8800%, 12/15/55 (144A) 1,889,000 1,922,041
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 178,454 179,514
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 302,827
Luxury Lease Partners Auto Lease Trust, 5.5100%, 3/15/32 (144A) 4,871,264 4,869,819
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 712,650
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 917,171
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 518,507
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 5,368,000 5,400,220
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 8,200,000 8,320,594
MVW LLC, 5.7500%, 9/22/42 (144A) 1,240,037 1,265,516
New Economy Assets-Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 516,157
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
4,229,431 4,269,224
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 388,794 348,295
OnDeck Asset Securitization IV LLC, 5.5200%, 4/19/32 (144A) 4,500,000 4,544,494
OnDeck Asset Securitization IV LLC, 6.6400%, 4/19/32 (144A) 2,500,000 2,534,104
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,500,000 1,515,658
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,021,400
Pear LLC, 6.9500%, 2/15/36 (144A) 262,487 265,282
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 407,627
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 459,166
Post Road Equipment Finance LLC, 7.0800%, 5/17/32 (144A) 2,000,000 2,029,905
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 753,843
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 5,517,000 5,531,334
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 1,442,000 1,423,937
QTS Issuer ABS II LLC, 6.7290%, 1/5/56 (144A) 4,858,000 4,908,446
RAM LLC, 6.6690%, 2/15/39 (144A) 739,806 740,101
RAM LLC, 7.7850%, 2/15/39 (144A) 391,654 391,853
RCKT Mortgage Trust, 6.5150%, 6/25/43 (144A)
‡
235,600 236,127
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
557,652 562,649
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
1,090,080 1,093,371
RCKT Mortgage Trust, 5.1580%, 10/25/44 (144A)
Ç
2,293,115 2,300,742
RCKT Mortgage Trust, 5.4896%, 11/25/44 (144A)
Ç
2,621,401 2,641,946
RCKT Mortgage Trust, 5.6408%, 11/25/44 (144A)
Ç
1,458,765 1,471,244
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
3,047,608 3,076,867
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
2,591,069 2,612,941
RCKT Mortgage Trust, 5.8110%, 4/25/55 (144A)
Ç
4,675,601 4,746,887

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
$ 3,869,426 $ 3,918,518
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
1,325,419 1,334,605
RCKT Mortgage Trust, 5.1477%, 8/25/55 (144A)
‡
1,453,059 1,461,077
RCKT Mortgage Trust, 5.2486%, 8/25/55 (144A)
‡
1,241,923 1,246,169
RCKT Mortgage Trust, 4.7950%, 9/25/55 (144A)
Ç
1,081,140 1,081,866
RCKT Mortgage Trust, 4.9970%, 9/25/55 (144A)
Ç
3,734,464 3,732,250
RCKT Mortgage Trust, 4.8940%, 11/25/55 (144A)
Ç
1,022,338 1,024,598
RCKT Mortgage Trust, 4.9660%, 11/25/55 (144A)
Ç
3,576,960 3,585,301
RCKT Mortgage Trust, 5.1240%, 1/25/56 (144A)
Ç
4,229,000 4,229,626
RCKT Mortgage Trust, 5.2240%, 1/25/56 (144A)
Ç
3,400,000 3,398,876
RCKT Trust, 5.4200%, 7/25/34 (144A) 1,750,000 1,747,531
RCKT Trust, 7.1200%, 7/25/34 (144A) 7,900,000 7,984,433
RCKTL, 4.9500%, 11/27/34 (144A) 2,500,000 2,508,236
Reach Abs Trust, 5.1600%, 2/15/33 (144A) 2,389,000 2,388,019
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 2,295,000 2,357,628
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 88,579 88,979
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,063,205
Reach ABS Trust, 5.9900%, 8/16/32 (144A) 2,000,000 2,029,658
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 2,593,000 2,617,059
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
6.8200%, 4/25/48 (144A)
‡
189,250 190,698
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
3,082,516 3,184,017
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
3,787,629 3,907,184
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
1,714,602 1,728,498
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.8000%,
5.4726%, 10/25/55 (144A)
‡
5,000,000 5,031,995
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.5500%,
5.2213%, 4/25/56 (144A)
‡
3,594,000 3,594,000
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 2,832,852 2,873,942
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 2,485,503 2,548,588
Santander Bank Auto Credit-Linked Notes, 6.7990%, 1/18/33 (144A) 213,198 214,595
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 767,513 780,764
Santander Bank Auto Credit-Linked Notes, 12.2310%, 1/18/33 (144A) 767,513 800,656
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 233,368 237,010
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 1,166,840 1,187,734
Santander Bank Auto Credit-Linked Notes, 12.2400%, 12/15/33 (144A) 350,052 364,609
Santander Bank Auto Credit-Linked Notes, 6.2740%, 1/16/34 (144A) 1,500,000 1,501,220
Santander Bank Auto Credit-Linked Notes, 7.3430%, 1/16/34 (144A) 1,172,000 1,173,646
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 35,451 35,430
SBNA Auto Receivables Trust, 5.3400%, 9/15/31 (144A) 1,750,000 1,774,475
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,041,758
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 3,250,000 3,164,437
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 416,028 415,844
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 466,051 458,407
Sierra Timeshare Receivables Funding LLC, 6.7900%, 4/20/44 (144A) 3,357,105 3,316,114
Sierra Timeshare Receivables Funding LLC, 4.9800%, 8/22/44 (144A) 2,537,278 2,516,582
SoFi Consumer Loan Program Trust, 5.7200%, 2/27/34 (144A) 3,000,000 3,052,634
SoFi Consumer Loan Program Trust, 5.3500%, 8/15/34 (144A) 1,800,000 1,818,181
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,260,753
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 1,000,000 1,003,224
Sotheby's Artfi Master Trust, 5.5400%, 6/20/33 (144A) 5,339,000 5,347,551
Switch ABS Issuer LLC, 5.3650%, 10/25/55 (144A) 3,000,000 2,985,017
Taco Bell Funding LLC, 1.9460%, 8/25/51 (144A) 6,405,900 6,256,082
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 1,072,890 996,590

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) $ 655,510 $ 666,334
Towd Point Mortgage Trust, SOFR30A + 1.6500%, 5.3473%, 7/25/65 (144A)
‡
4,300,000 4,342,456
Towd Point Mortgage Trust, 4.9680%, 9/25/65 (144A)
Ç
4,658,828 4,675,740
Towd Point Mortgage Trust, 5.2490%, 10/25/65 (144A)
Ç
2,246,671 2,256,484
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A)
¢,€
1,945,522 1,934,746
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A)
¢,€
500,000 374,471
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A)
¢,€
1,500,000 890,526
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A)
¢,€
11,502,000 2,835,661
Tricolor Auto Securitization Trust, 6.8400%, 4/15/31 (144A)
¢,€
3,240,000 668,167
Truist Bank Auto Credit-Linked Notes, 6.8070%, 9/26/33 (144A) 4,045,588 4,045,876
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,485,000 1,509,533
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 770,918 772,822
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,012,394
United Auto Credit Securitization Trust, 5.0600%, 6/10/31 (144A) 2,305,000 2,306,450
United Auto Credit Securitization Trust, 5.6500%, 7/10/31 (144A) 4,067,000 4,070,591
UPG HI Issuer Trust, 5.9800%, 9/25/47 (144A) 2,665,000 2,669,349
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 514,841
Upstart Securitization Trust, 5.4300%, 9/20/35 (144A) 2,473,000 2,460,365
US Bank NA, 6.7890%, 8/25/32 (144A) 1,479,063 1,492,614
US Bank NA, 9.7850%, 8/25/32 (144A) 48,653 49,467
USB Auto Owner Trust, 4.9600%, 3/17/31 (144A) 1,500,000 1,522,101
USB Auto Owner Trust, 5.4000%, 12/15/32 (144A) 2,500,000 2,537,320
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,530,027
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,189,318
VERTICAL BRIDGE CC LLC, 7.4460%, 8/16/55 (144A) 3,144,000 3,161,160
VERTICAL BRIDGE CC LLC, 9.3830%, 8/16/55 (144A) 3,100,000 3,190,222
Vista Point Securitization Trust, 5.6010%, 8/25/55 (144A)
Ç
8,722,114 8,779,492
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,389,000 1,392,291
Western Funding Auto Loan Trust, 5.7900%, 1/15/36 (144A) 2,500,000 2,541,638
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 40,642 40,364
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 118,555 121,068
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 605,764 614,179
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 605,764 615,724
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 6,450,000 6,516,561
Westlake Automobile Receivables Trust, 4.7500%, 7/15/31 (144A) 1,708,000 1,705,929
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 2,379,000 2,425,321
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,548,671
Wingspire Equipment Finance LLC, 5.4500%, 9/20/33 (144A) 3,194,000 3,214,802
Total Asset-Backed Securities (cost $589,218,231) 582,451,225
Collateralized Loan Obligations - 6 .3%
AB BSL CLO 1 Ltd. 2020-1A A2R2, CME Term SOFR 3 Month + 1.5300%,
5.2022%, 10/15/38 (144A)
‡
11,000,000 11,049,346
Ares LXXI CLO Ltd. 2024-71A A2, CME Term SOFR 3 Month + 1.7000%,
5.3676%, 4/20/37 (144A)
‡
5,000,000 5,014,640
Ares LXXVIII CLO Ltd. 2025-78A A2, CME Term SOFR 3 Month + 1.4500%,
5.1869%, 1/15/39 (144A)
‡
10,000,000 10,017,759
Bain Capital Credit CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.0748%, 1/19/39 (144A)
‡
8,000,000 7,996,032
CBAMR Ltd. 2019-11RA A2R, CME Term SOFR 3 Month + 1.4800%, 5.2146%,
3/20/38 (144A)
‡
8,000,000 8,016,238
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A AJ, CME Term SOFR 3
Month + 1.4200%, 5.1394%, 1/20/39 (144A)
‡
5,000,000 5,007,507
OHA Credit Funding 24 Ltd. 2025-24A A2, CME Term SOFR 3 Month + 1.4200%,
5.0914%, 1/20/39 (144A)
‡
12,000,000 12,016,733

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Orion CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2200%, 4.8880%,
10/25/38 (144A)
‡
$ 12,500,000 $ 12,544,891
RAD CLO 31 Ltd. 2025-31A A1B, CME Term SOFR 3 Month + 1.4500%, 5.1269%,
4/17/39 (144A)
‡
6,600,000 6,611,574
Regatta XXVI Funding Ltd. 2023-2A A2R, CME Term SOFR 3 Month + 1.4800%,
5.1480%, 1/25/39 (144A)
‡
8,300,000 8,316,441
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
6.3180%, 4/25/37 (144A)
‡
2,500,000 2,512,813
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 5.4576%,
1/20/32 (144A)
‡
2,500,000 2,504,381
Total Collateralized Loan Obligations (cost $91,412,668) 91,608,355
Corporate Bonds - 1 .2%
Communications - 1 .2%
APLD ComputeCo LLC, 9.2500%, 12/15/30 (144A) 5,428,000 5,638,304
Cipher Compute LLC, 7.1250%, 11/15/30 (144A) 4,811,000 4,957,307
Flash Compute LLC, 7.2500%, 12/31/30 (144A) 4,297,000 4,311,580
WULF Compute LLC, 7.7500%, 10/15/30 (144A) 1,858,000 1,937,931
16,845,122
Total Corporate Bonds (cost 16,336,361) 16,845,122
Mortgage-Backed Securities - 87 .5%
1301 Trust , 6.2227% , 8/11/42 (144A)
‡
2,464,000 2,499,486
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.3800% ,
5.0602% , 9/15/34 (144A)
‡
2,500,000 2,490,226
A&D Mortgage Trust
5.7900%, 6/25/70 (144A)
‡
2,584,426 2,616,830
5.1200%, 12/25/70 (144A)
Ç
3,321,752 3,334,453
4.9120%, 2/25/71 (144A)
‡
2,486,000 2,490,011
5.1140%, 2/25/71 (144A)
Ç
2,900,000 2,904,361
ABL , 7.4570% , 9/25/29 (144A)
Ç
5,160,000 5,193,939
ALA Trust
CME Term SOFR 1 Month + 1.7426%, 5.4236%, 6/15/40 (144A)
‡
12,053,651 12,152,198
CME Term SOFR 1 Month + 3.0907%, 6.7717%, 6/15/40 (144A)
‡
2,333,000 2,348,351
Angel Oak Mortgage Trust , 5.7680% , 4/25/70 (144A)
Ç
1,706,276 1,726,276
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
1,784,783 1,379,271
0.0000%, 11/27/51 (144A)
¤,§
1,892,604 1,472,248
0.8576%, 9/27/52 (144A)
‡
2,405,067 2,216,240
BFLD Commercial Mortgage Trust , 5.4512% , 10/10/42 (144A)
‡
3,000,000 3,027,359
BLP Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.3422%, 5.0223%, 3/15/41 (144A)
‡
6,236,454 6,237,074
CME Term SOFR 1 Month + 2.6500%, 6.3302%, 12/15/42 (144A)
‡
4,000,000 4,009,665
BMP , CME Term SOFR 1 Month + 2.3905% , 6.0707% , 6/15/41 (144A)
‡
3,750,000 3,759,759
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.5000% ,
6.1802% , 12/15/42 (144A)
‡
2,000,000 2,010,479
BPR Trust , 5.8500% , 11/5/41 (144A)
‡
2,870,000 2,867,947
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,473,052
5.0000%, 9/25/64 (144A) 1,572,551 1,571,786
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.6897%, 6.3699%, 3/15/34 (144A)
‡
1,580,000 1,579,992
CME Term SOFR 1 Month + 1.4420%, 5.1222%, 2/15/39 (144A)
‡
10,613,938 10,617,096
CME Term SOFR 1 Month + 1.9409%, 5.6211%, 2/15/39 (144A)
‡
309,909 310,525
CME Term SOFR 1 Month + 2.6898%, 6.3700%, 2/15/39 (144A)
‡
4,825,727 4,839,345
CME Term SOFR 1 Month + 1.8920%, 5.5722%, 12/15/39 (144A)
‡
2,165,574 2,171,203

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BX Commercial Mortgage Trust - (continued)
CME Term SOFR 1 Month + 2.6898%, 6.3700%, 3/15/41 (144A)
‡
$ 3,570,000 $ 3,573,819
7.7127%, 8/13/41 (144A)
‡
4,702,000 4,569,673
CME Term SOFR 1 Month + 1.6912%, 5.3714%, 8/15/41 (144A)
‡
6,374,296 6,386,771
CME Term SOFR 1 Month + 2.2412%, 5.9222%, 10/15/41 (144A)
‡
1,918,360 1,925,015
CME Term SOFR 1 Month + 2.7905%, 6.4715%, 10/15/41 (144A)
‡
2,489,072 2,502,919
CME Term SOFR 1 Month + 2.8796%, 6.5570%, 10/15/41 (144A)
‡
3,991,885 4,001,146
CME Term SOFR 1 Month + 3.9266%, 7.6040%, 10/15/41 (144A)
‡
1,850,000 1,859,220
BX Trust
CME Term SOFR 1 Month + 3.4640%, 7.1440%, 10/15/26 (144A)
‡
1,808,470 1,802,646
CME Term SOFR 1 Month + 2.9413%, 6.6215%, 3/15/30 (144A)
‡
2,738,625 2,728,515
CME Term SOFR 1 Month + 3.0000%, 6.6802%, 2/15/35 (144A)
‡
5,000,000 4,990,279
CME Term SOFR 1 Month + 2.4500%, 6.1302%, 6/15/35 (144A)
‡
6,000,000 6,007,841
CME Term SOFR 1 Month + 2.5000%, 6.1802%, 6/15/40 (144A)
‡
3,417,727 3,430,584
CME Term SOFR 1 Month + 2.6400%, 6.3202%, 2/15/41 (144A)
‡
3,107,000 3,080,850
CME Term SOFR 1 Month + 1.9412%, 5.6213%, 4/15/41 (144A)
‡
1,081,816 1,084,035
CME Term SOFR 1 Month + 2.6901%, 6.3703%, 4/15/41 (144A)
‡
5,769,688 5,789,657
CME Term SOFR 1 Month + 2.4401%, 6.1202%, 6/15/41 (144A)
‡
1,100,000 1,096,942
CME Term SOFR 1 Month + 2.8894%, 6.5696%, 6/15/41 (144A)
‡
4,147,000 4,142,073
CME Term SOFR 1 Month + 1.4423%, 5.1225%, 11/15/41 (144A)
‡
9,892,917 9,898,511
5.5173%, 12/13/42 (144A)
‡
7,050,000 7,160,617
CME Term SOFR 1 Month + 3.7500%, 7.4302%, 7/15/44 (144A)
‡
9,966,000 9,937,239
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 4.4445%, 8/15/36 (144A)
‡
820,000 783,232
CME Term SOFR 1 Month + 1.0145%, 4.6945%, 8/15/36 (144A)
‡
250,000 232,562
CME Term SOFR 1 Month + 1.2145%, 4.8945%, 8/15/36 (144A)
‡
1,950,000 1,804,271
BXP Trust
3.4248%, 6/13/39 (144A)
‡
2,310,000 2,248,162
3.4248%, 6/13/39 (144A)
‡
3,080,000 2,958,947
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) 1,700,000 1,615,020
CENT , 4.9200% , 7/10/40 (144A)
‡
12,635,000 12,801,689
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 5.2473% , 2/25/50
(144A)
‡
287,277 281,022
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55 (144A)
‡
3,959,649 3,974,566
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 1,875,987
CME Term SOFR 1 Month + 2.8890%, 6.5692%, 6/15/41 (144A)
‡
1,250,000 1,252,224
CME Term SOFR 1 Month + 3.2890%, 6.9692%, 6/15/41 (144A)
‡
4,250,000 4,253,852
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 5.3219% , 8/15/41 (144A)
‡
2,165,000 2,166,451
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.2473%, 10/25/41 (144A)
‡
467,637 469,727
SOFR30A + 3.1000%, 6.7973%, 10/25/41 (144A)
‡
3,000,000 3,045,000
SOFR30A + 6.0000%, 9.6973%, 10/25/41 (144A)
‡
2,590,000 2,669,436
SOFR30A + 1.6500%, 5.3473%, 12/25/41 (144A)
‡
5,331,472 5,365,601
SOFR30A + 2.7500%, 6.4473%, 12/25/41 (144A)
‡
2,250,000 2,286,055
SOFR30A + 6.0000%, 9.6973%, 12/25/41 (144A)
‡
3,108,409 3,224,831
SOFR30A + 3.0000%, 6.6973%, 1/25/42 (144A)
‡
1,143,931 1,163,494
SOFR30A + 7.6500%, 11.3473%, 1/25/42 (144A)
‡
3,000,000 3,172,669
SOFR30A + 9.5000%, 13.1973%, 3/25/42 (144A)
‡
2,024,099 2,196,580
SOFR30A + 4.6500%, 8.3473%, 6/25/42 (144A)
‡
783,000 821,245
SOFR30A + 12.0000%, 15.6973%, 6/25/42 (144A)
‡
432,557 497,159
SOFR30A + 4.7500%, 8.4473%, 6/25/43 (144A)
‡
310,000 333,067
SOFR30A + 1.0000%, 4.6973%, 7/25/44 (144A)
‡
907,037 907,049
SOFR30A + 1.6000%, 5.2973%, 9/25/44 (144A)
‡
2,616,339 2,627,082

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 1.1000%, 4.7973%, 1/25/45 (144A)
‡
$ 5,584,483 $ 5,594,176
SOFR30A + 1.5000%, 5.1973%, 1/25/45 (144A)
‡
1,054,000 1,054,574
SOFR30A + 1.2000%, 4.8973%, 5/25/45 (144A)
‡
689,163 690,444
SOFR30A + 1.5000%, 5.1973%, 5/25/45 (144A)
‡
5,168,240 5,189,937
CSMC Trust
CME Term SOFR 1 Month + 2.1145%, 5.7955%, 11/15/38 (144A)
‡
3,446,000 3,417,906
CME Term SOFR 1 Month + 3.6145%, 7.2955%, 11/15/38 (144A)
‡
300,000 295,637
DC Trust , 7.0360% , 4/13/40 (144A)
‡
1,500,000 1,508,052
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 4.9445% , 10/15/43
(144A)
‡
3,650,000 3,567,884
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40 (144A)
Ç
1,900,000 1,903,455
EFMT , 5.5650% , 11/25/40 (144A)
Ç
1,717,000 1,718,904
Extended Stay America Trust
CME Term SOFR 1 Month + 1.6000%, 5.2802%, 10/15/42 (144A)
‡
7,500,000 7,534,701
CME Term SOFR 1 Month + 2.6000%, 6.2802%, 10/15/42 (144A)
‡
3,675,000 3,706,160
CME Term SOFR 1 Month + 3.3500%, 7.0302%, 10/15/42 (144A)
‡
3,675,000 3,710,069
CME Term SOFR 1 Month + 4.1000%, 7.7802%, 10/15/42 (144A)
‡
1,750,000 1,769,014
CME Term SOFR 1 Month + 2.2500%, 5.9200%, 2/15/43 (144A)
‡
5,152,000 5,179,221
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 5.3473%, 1/25/34 (144A)
‡
43,572 43,609
SOFR30A + 3.3500%, 7.0473%, 9/25/41 (144A)
‡
2,000,000 2,029,712
SOFR30A + 6.2500%, 9.9473%, 9/25/41 (144A)
‡
6,288,000 6,466,753
SOFR30A + 7.5000%, 11.1973%, 10/25/41 (144A)
‡
14,455,553 15,065,754
SOFR30A + 3.6500%, 7.3473%, 11/25/41 (144A)
‡
1,000,000 1,020,265
SOFR30A + 7.8000%, 11.4973%, 11/25/41 (144A)
‡
5,076,923 5,325,909
SOFR30A + 2.3500%, 6.0473%, 12/25/41 (144A)
‡
1,600,000 1,620,496
SOFR30A + 7.0000%, 10.6973%, 12/25/41 (144A)
‡
4,263,254 4,455,284
SOFR30A + 7.1000%, 10.7973%, 1/25/42 (144A)
‡
2,350,000 2,473,866
SOFR30A + 3.7500%, 7.4473%, 2/25/42 (144A)
‡
10,489,989 10,791,842
SOFR30A + 8.5000%, 12.1973%, 2/25/42 (144A)
‡
4,825,000 5,157,096
SOFR30A + 5.2500%, 8.9473%, 3/25/42 (144A)
‡
3,856,000 4,031,744
SOFR30A + 4.3500%, 8.0473%, 4/25/42 (144A)
‡
888,100 922,816
SOFR30A + 6.7500%, 10.4473%, 6/25/42 (144A)
‡
1,596,344 1,720,647
SOFR30A + 1.4500%, 5.1473%, 10/25/44 (144A)
‡
820,490 821,179
SOFR30A + 1.1500%, 4.8473%, 2/25/45 (144A)
‡
2,993,598 2,998,161
SOFR30A + 1.6500%, 5.3473%, 2/25/45 (144A)
‡
16,814,815 16,846,727
SOFR30A + 1.5000%, 5.1973%, 5/25/45 (144A)
‡
5,510,949 5,513,530
SOFR30A + 1.1000%, 4.7973%, 9/25/45 (144A)
‡
4,062,628 4,069,611
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 2,741,273 2,682,596
3.5000%, 2/25/75 (144A) 2,695,114 2,622,791
FNMA, REMIC
SOFR30A + 1.1000%, 4.7973%, 3/25/55
‡
12,262,690 12,357,454
SOFR30A + 1.2000%, 4.8973%, 3/25/55
‡
4,761,923 4,806,112
FNMA/FHLMC UMBS, 30 Year, Single Family
3.0000%, TBA, 30 Year Maturity
^
25,640,000 22,712,188
3.5000%, TBA, 30 Year Maturity
^
30,930,000 28,593,631
4.0000%, TBA, 30 Year Maturity
^
1,738,000 1,659,100
4.5000%, TBA, 30 Year Maturity
^
25,880,000 25,341,828
5.0000%, TBA, 30 Year Maturity
^
63,560,000 63,516,353
5.5000%, TBA, 30 Year Maturity
^
30,738,000 31,163,107
6.0000%, TBA, 30 Year Maturity
^
210,506,500 215,529,185
6.5000%, TBA, 30 Year Maturity
^
60,613,000 62,770,217

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust , 5.6344% , 11/25/28 (144A)
‡
$ 4,000,000 $ 3,766,341
FS Commercial Mortgage Trust , 9.0801% , 11/10/39 (144A)
‡
5,750,000 5,877,534
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢ ,‡
3,307,861 3,325,545
GNMA , CME Term SOFR 1 Month + 0.2645% , 3.9398% , 8/20/35
‡
96,588 95,652
GNMA II, 30 Year, Single Family , 2.5000% , TBA , 30 Year Maturity
^
136,700,000 118,376,048
Great Wolf Trust
CME Term SOFR 1 Month + 2.3910%, 6.0712%, 3/15/39 (144A)
‡
1,260,000 1,265,349
CME Term SOFR 1 Month + 2.8900%, 6.5702%, 3/15/39 (144A)
‡
5,103,000 5,141,454
CME Term SOFR 1 Month + 5.4360%, 9.1162%, 3/15/39 (144A)
‡
2,750,000 2,756,733
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
2,201,997 2,153,311
GWT , CME Term SOFR 1 Month + 3.6384% , 7.3186% , 5/15/41 (144A)
‡
4,322,000 4,332,782
Hilton USA Trust , CME Term SOFR 1 Month + 1.7430% , 5.4232% , 7/15/42 (144A)
‡
7,400,000 7,422,384
HOMES Trust , 5.0770% , 8/25/60 (144A)
Ç
1,413,000 1,415,308
Homeward Opportunities Fund Trust
5.4760%, 3/25/40 (144A)
Ç
6,411,000 6,430,524
5.2370%, 9/25/40 (144A)
Ç
839,000 842,157
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34 (144A) 2,210,000 2,145,597
4.9056%, 8/5/34 (144A) 2,500,000 2,430,808
5.4470%, 8/5/34 (144A)
‡
859,000 805,147
IRV Trust , 5.7304% , 3/14/47 (144A)
‡
4,200,000 4,252,925
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55 (144A)
Ç
3,458,408 3,467,286
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.0371%, 10/25/57 (144A)
‡
6,011,321 6,204,806
CME Term SOFR 1 Month + 2.6145%, 6.2871%, 10/25/57 (144A)
‡
4,342,469 4,472,700
CME Term SOFR 1 Month + 3.4645%, 7.1371%, 10/25/57 (144A)
‡
362,433 377,360
CME Term SOFR 1 Month + 4.4645%, 8.1371%, 10/25/57 (144A)
‡
708,570 750,662
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
6.0702% , 6/15/39 (144A)
‡
1,500,000 1,504,093
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9802% , 3/15/42 (144A)
‡
6,449,056 6,437,165
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
2,311,000 2,313,553
7.1280%, 3/25/29 (144A)
Ç
321,901 323,776
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,185,790
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,063,996
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,416,250
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,137,838
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,779,119
5.2390%, 8/25/40 (144A)
Ç
700,000 703,146
Life Mortgage Trust , CME Term SOFR 1 Month + 1.8645% , 5.5445% , 3/15/38
(144A)
‡
1,050,000 1,046,631
Mello Warehouse Securitization Trust , CME Term SOFR 1 Month + 5.2500% ,
8.9226% , 10/25/57 (144A)
‡
542,000 541,139
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 6.3954%, 4/15/38 (144A)
‡
2,660,000 2,659,999
CME Term SOFR 1 Month + 3.3154%, 6.9954%, 4/15/38 (144A)
‡
1,020,000 1,019,998
MKT Mortgage Trust
2.9406%, 2/12/40 (144A)
‡
1,541,000 1,121,418
2.9406%, 2/12/40 (144A)
‡
2,500,000 2,092,633
Morgan Stanley Residential Mortgage Loan Trust
4.2500%, 2/25/65 (144A)
‡
1,086,812 1,063,838
5.0320%, 12/25/70 (144A)
Ç
1,500,000 1,502,634

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.3969%, 5.0869%, 3/15/39 (144A)
‡
$ 4,240,000 $ 4,238,873
CME Term SOFR 1 Month + 1.8956%, 5.5856%, 3/15/39 (144A)
‡
2,500,000 2,502,993
CME Term SOFR 1 Month + 2.9428%, 6.6328%, 3/15/39 (144A)
‡
1,175,000 1,177,198
CME Term SOFR 1 Month + 5.2852%, 8.9752%, 3/15/39 (144A)
‡
1,000,000 1,002,431
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,677,000 2,688,015
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
5,222,208 5,306,246
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6429% ,
5.3231% , 10/15/40 (144A)
‡
4,500,000 4,516,905
NYC Commercial Mortgage Trust
5.8329%, 6/10/42 (144A) 7,007,000 7,168,911
7.3580%, 6/10/42 (144A)
‡
5,000,000 5,158,589
Oceanview Mortgage Trust , SOFR30A + 0.9000% , 4.5973% , 12/25/55 (144A)
‡
1,125,187 1,125,184
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39 (144A) 9,025,000 8,705,369
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
4,692,219 4,704,986
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
956,013 944,910
4.1500%, 4/25/65 (144A)
Ç
5,825,474 5,767,640
4.0000%, 7/25/69 (144A)
Ç
6,057,721 5,938,737
4.1500%, 1/25/70 (144A)
Ç
2,432,301 2,386,265
PRM7 Trust , 6.6184% , 11/10/42 (144A)
‡
2,385,000 2,388,895
PRPM LLC
5.7740%, 8/25/28 (144A)
Ç
4,370,921 4,367,761
6.4690%, 5/25/30 (144A)
Ç
3,057,619 3,056,982
5.7290%, 7/25/30 (144A)
Ç
11,515,981 11,499,339
3.2500%, 4/25/55 (144A)
Ç
2,174,633 2,118,926
3.0000%, 5/25/55 (144A)
Ç
1,239,727 1,192,466
5.2500%, 7/25/55 (144A)
Ç
369,875 371,647
5.2500%, 7/25/55 (144A)
Ç
300,000 300,060
5.2500%, 7/25/55 (144A)
Ç
2,235,702 2,257,619
4.5000%, 8/25/55 (144A)
Ç
4,800,000 4,707,387
5.3100%, 10/25/55 (144A)
Ç
5,500,000 5,535,465
5.4600%, 10/25/55 (144A)
Ç
2,000,000 2,012,857
5.3070%, 12/25/55 (144A)
Ç
6,852,000 6,860,040
PRPM Trust
5.2060%, 1/25/56 (144A)
Ç
2,000,000 2,003,177
5.3050%, 1/25/56 (144A)
Ç
2,000,000 2,003,106
Rain City Mortgage Trust , 8.0210% , 9/25/29 (144A)
‡
560,000 566,130
Saluda Grade Alternative Mortgage Trust
8.0000%, 4/25/29 (144A)
Ç
1,571,124 1,563,251
7.5000%, 2/25/30 (144A)
Ç
4,722,485 4,728,226
7.5000%, 2/25/30 (144A)
Ç
6,705,500 6,711,141
7.7620%, 4/25/30 (144A)
Ç
1,640,000 1,650,657
7.4390%, 7/25/30 (144A)
Ç
2,941,750 2,974,742
8.6830%, 7/25/30 (144A)
Ç
2,516,000 2,557,034
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40 (144A)
Ç
1,500,000 1,498,811
SCG Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.9500%, 6.6302%, 3/15/35 (144A)
‡
4,904,000 4,887,609
CME Term SOFR 1 Month + 2.7500%, 6.4302%, 8/15/42 (144A)
‡
2,867,000 2,879,892
SCG Trust , CME Term SOFR 1 Month + 2.6000% , 6.2802% , 9/15/42 (144A)
‡
3,500,000 3,525,156
SMRT
CME Term SOFR 1 Month + 1.9500%, 5.6310%, 1/15/39 (144A)
‡
6,250,000 6,242,325
CME Term SOFR 1 Month + 3.3500%, 7.0310%, 1/15/39 (144A)
‡
2,025,000 1,999,906

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.4127% , 11/15/36 (144A)
‡
$ 2,334,000 $ 2,332,010
SWCH Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.3402% ,
7.0204% , 2/15/42 (144A)
‡
5,340,000 5,321,660
TVC Mortgage Trust
5.5750%, 4/25/40 (144A)
Ç
1,000,000 999,984
6.3400%, 4/25/40 (144A)
‡
1,000,000 999,988
6.6800%, 4/25/40 (144A)
Ç
1,200,000 1,222,773
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
500,000 524,800
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
3,672,000 3,729,597
WB Commercial Mortgage Trust
6.1344%, 3/15/40 (144A)
‡
10,000,000 10,014,843
7.1334%, 3/15/40 (144A)
‡
2,500,000 2,504,704
8.2778%, 3/15/40 (144A)
‡
500,000 503,286
Wells Fargo Commercial Mortgage Trust
6.4338%, 7/15/35 (144A)
‡
2,500,000 2,521,981
6.3820%, 3/15/38 (144A)
‡
2,776,000 2,788,426
7.1375%, 3/15/38 (144A)
‡
1,735,000 1,747,366
Total Mortgage-Backed Securities (cost $1,261,254,249) 1,265,290,907
Exchange Traded Fund - 4 .8%
Janus Henderson AAA CLO ETF
£
(cost $70,231,028) 1,383,590 70,106,505
Investment Companies - 1 .5%
Money Market Funds - 1 .5%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $21,031,689) 21,031,689 21,037,998
Total Investments (total cost $ 2,049,484,226 ) - 141 .5% 2,047,340,112
Liabilities, net of Cash, Receivables and Other Assets - (41.5%) (600,726,449)
Net Assets - 100.0% $1,446,613,663

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,047,340,112 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (11.2)%
Mortgage-Backed Securities - (11.2)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
$ (189,990,000) $ (161,232,544)
Total Securities Sold Short (proceeds $160,868,095) $ (161,232,544)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (161,232,544) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 6.3%
Exchange Traded Fund - 4.8%
Janus Henderson AAA
CLO ETF $ – $ 70,231,028 $ – $ – $ (124,523) $ 70,106,505 1,383,590 $ 251,692
Money Market Funds - 1.5%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
69,912,443 772,874,747 (821,751,227) 6,064 (4,029) 21,037,998 21,031,689 398,027
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
817,182 10,442,739 (11,259,921) – – – – 8,831
Δ
Total Affiliated
Investments - 6.3% $70,729,625 $853,548,514 $(833,011,148) $6,064 $(128,552) $91,144,503 $658,550

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 125 3/17/26 $ 30,096,875 $ 88,831
3 Month SOFR 125 6/16/26 30,120,312 102,893
3 Month SOFR 125 9/15/26 30,179,688 160,707
3 Month SOFR 125 12/15/26 30,235,938 216,957
U.S. Treasury 2 Year Notes 2,419 3/31/26 504,342,603 (361,664)
U.S. Treasury 5 Year Notes 1,594 3/31/26 173,633,923 (1,321,522)
Total - Futures Long (1,113,798)
Futures Short:
U.S. Treasury 10 Year Notes 226 3/20/26 (25,273,156) 245,774
U.S. Treasury 10 Year Ultra Bonds 294 3/20/26 (33,561,938) 325,164
U.S. Treasury Ultra Bonds 109 3/20/26 (12,800,688) 296,835
Total - Futures Short 867,773
Total $(246,025)
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 64 7,325.00 USD 03/20/2026 $ 3,200 $ (87,133) $ 39,133 $ (48,000)
U.S. Treasury 10 Year Notes 263 114.50 USD 02/20/2026 26,300,000 (28,384) 20,166 (8,218)
U.S. Treasury 5 Year Notes 545 110.50 USD 02/20/2026 54,500,000 (50,304) 33,272 (17,032)
Total $(165,821) $92,571 $(73,250)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 64 6,525.00 USD 03/20/2026 $ 3,200 $ (199,133) $ 36,733 $ (162,400)
U.S. Treasury 10 Year Notes 263 111.00 USD 02/20/2026 26,300,000 (57,150) 24,275 (32,875)
U.S. Treasury 5 Year Notes 545 108.25 USD 02/20/2026 54,500,000 (63,077) 37,530 (25,547)
Total $(319,360) $98,538 $(220,822)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 05/08/2026 USD 1,169,022 $ 196,700
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 07/24/2026 USD 1,389,289 41,946
Total $238,646

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $767,125,756
Average notional amount of contracts - short 64,551,719
OTC Swaps:
Average notional amount 702,418
Options:
Average value of option contracts written 111,819

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2026 is $10,029,116, which represents 0.7% of net assets.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $1,352,355,789 which represents 93.5% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 575,747,654 $ 6,703,571 $ 582,451,225
Collateralized Loan Obligations — 91,608,355 — 91,608,355
Corporate Bonds — 16,845,122 — 16,845,122
Mortgage-Backed Securities — 1,261,965,362 3,325,545 1,265,290,907
Exchange Traded Fund 70,106,505 — — 70,106,505
Investment Companies — 21,037,998 — 21,037,998
Total Investments in Securities $ 70,106,505 $ 1,967,204,491 $ 10,029,116 $ 2,047,340,112
Other Financial Instruments
(a)
:
Futures Contracts $ 1,437,161 $ — $ — $ 1,437,161
OTC Swaps — 238,646 — 238,646
Total Other Financial Instruments $ 1,437,161 $ 238,646 $ — $ 1,675,807
Total Assets $ 71,543,666 $ 1,967,443,137 $ 10,029,116 $ 2,049,015,919
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 161,232,544 $ — $ 161,232,544
Other Financial Instruments
(a)
:
Futures Contracts $ 1,683,186 $ — $ — $ 1,683,186
Options Written, at Value 294,072 — — 294,072
Total Liabilities $ 1,977,258 $ 161,232,544 $ — $ 163,209,802
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Securitized Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Securitized Income ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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